Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000141114 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000141114 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000141114 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000141114 | LVMH Moet Hennessy Louis Vuitton SE
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000141114 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000141114 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000141114 | Unilever PLC
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000141114 | AstraZeneca PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000141114 | L'Oreal SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141114 | Industria de Diseno Textil SA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000141114 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000141114 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000141114 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000141114 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C000141114 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000141114 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C000141114 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000141114 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000141114 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000141114 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000141114 | Financials
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000141114 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033636 | Plus500 Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033636 | Coface SA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033636 | BW LPG Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000033636 | TBC Bank Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033636 | Pennon Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033636 | Lion Finance Group PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033636 | Valiant Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033636 | Spar Nord Bank AS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033636 | Anima Holding SpA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033636 | Assura PLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033636 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033636 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033636 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	23.90%
C000033636 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033636 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000033636 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033636 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033636 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C000033636 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000033636 | Financials
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000033636 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033636 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000033627 | Vinci SA
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000033627 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000033627 | BASF SE
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033627 | Bridgestone Corp.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033627 | British American Tobacco PLC
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033627 | Swedbank AB
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033627 | Hang Seng Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000033627 | Aegon Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033627 | National Australia Bank Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000033627 | Imperial Brands PLC
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033627 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033627 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033627 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C000033627 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000033627 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000033627 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033627 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000033627 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000033627 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033627 | Financials
Holdings [Line Items]
Percent of Net Asset Value	32.40%
C000033627 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000033627 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033626 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033626 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033626 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033626 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033626 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033626 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000033626 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033626 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033626 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033626 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033626 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000033626 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033626 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000033626 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000033626 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000033626 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000033626 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000033626 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033626 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000033626 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000033626 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C000033626 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000033633 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000033633 | British American Tobacco PLC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033633 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000033633 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000033633 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033633 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033633 | Enel SpA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033633 | Equinor ASA
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033633 | Engie SA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033633 | Banco Bilbao Vizcaya Argentaria SA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033633 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033633 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000033633 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000033633 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000033633 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000033633 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000033633 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000033633 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000033633 | Energy
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000033633 | Financials
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000033633 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000033633 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033622 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033622 | Nestle SA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033622 | Novartis AG
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033622 | TotalEnergies SE
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033622 | British American Tobacco PLC
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000033622 | HSBC Holdings PLC
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033622 | Toyota Motor Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033622 | Shell PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033622 | Allianz SE
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033622 | Intesa Sanpaolo SpA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000033622 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033622 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033622 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C000033622 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000033622 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000033622 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000033622 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033622 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000033622 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000033622 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000033622 | Financials
Holdings [Line Items]
Percent of Net Asset Value	27.80%
C000033622 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000033623 | Singapore Airlines Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033623 | Banco BPM SpA
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033623 | AIB Group PLC
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033623 | Repsol SA
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033623 | Fortum OYJ
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033623 | Koninklijke KPN NV
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | Mediobanca Banca di Credito Finanziario SpA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | Amundi SA
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033623 | Tryg AS
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033623 | Bouygues SA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033623 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000033623 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000033623 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000033623 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000033623 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000033623 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000033623 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000033623 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000033623 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000033623 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.30%
C000033623 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000033623 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000202067 | Roche Holding AG
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | Deutsche Telekom AG
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | Zurich Insurance Group AG
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202067 | ANA Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202067 | McDonald's Holdings Co. Japan Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000202067 | Otsuka Holdings Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | Daito Trust Construction Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | Oracle Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | LY Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | MEIJI Holdings Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000202067 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000202067 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000202067 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000202067 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000202067 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000202067 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000202067 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000202067 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000202067 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000202067 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000202067 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166521 | BP PLC
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000166521 | Industria de Diseno Textil SA
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000166521 | Imperial Brands PLC
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000166521 | SAP SE
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000166521 | GSK PLC
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000166521 | Novo Nordisk AS
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000166521 | Deutsche Post AG
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000166521 | ASML Holding NV
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000166521 | UBS Group AG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000166521 | Nintendo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000166521 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000166521 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000166521 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000166521 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000166521 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000166521 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000166521 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C000166521 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000166521 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000166521 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C000166521 | Financials
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000166521 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033624 | Plus500 Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | Coface SA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033624 | Spar Nord Bank AS
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | Sydbank AS
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000033624 | Suedzucker AG
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000033624 | Cofinimmo SA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | Hoegh Autoliners ASA
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | TP ICAP Group PLC
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | VTech Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | Mandatum OYJ
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033624 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000033624 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000033624 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.80%
C000033624 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000033624 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000033624 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C000033624 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000033624 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000033624 | Materials
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000033624 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000033624 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C000033624 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000033620 | Toyo Tire Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000033620 | Amano Corp.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | Matsui Securities Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | Nippon Gas Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | MEITEC Group Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | Toyoda Gosei Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000033620 | Hirogin Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033620 | Kokuyo Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033620 | EXEO Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033620 | Financial Partners Group Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000033620 | Other Sectors
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000033620 | Other Assets and Liabilities (Net)
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000033620 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	24.70%
C000033620 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000033620 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000033620 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C000033620 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C000033620 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000033620 | Materials
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000033620 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000033620 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000033620 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.00%